Earnings Per Share	9 Months Ended
Jul. 31, 2026
Earnings per share [abstract]
Earnings Per Share
Note 10: Earnings Per Share
Basic earnings per share is calculated by dividing net income attributable to bank shareholders, after deducting dividends payable on preferred shares and distributions payable on other equity instruments, by the daily average number of fully paid common shares outstanding throughout the period.
Diluted earnings per share is calculated in the same manner, with further adjustments made to reflect the dilutive impact of instruments convertible into our common shares.

The following tables present our basic and diluted earnings per share:
Basic Earnings Per Common Share

(Canadian $ in millions, except as noted)	For the three months ended		For the nine months ended
	July 31, 2026	July 31, 2025	July 31, 2026	July 31, 2025
Net income attributable to bank shareholders	$1,748	$2,327	$6,864	$6,421
Dividends on preferred shares and distributions on other equity instruments	(81)	(66)	(301)	(273)
Net income available to common shareholders	$1,667	$2,261	$6,563	$6,148
Weighted-average number of common shares outstanding (in thousands)	699,361	719,514	703,487	724,820
Basic earnings per common share (Canadian $)	$2.38	$3.14	$9.33	$8.48
Diluted Earnings Per Common Share

(Canadian $ in millions, except as noted)	For the three months ended		For the nine months ended
	July 31, 2026	July 31, 2025	July 31, 2026	July 31, 2025
Net income available to common shareholders	$1,667	$2,261	$6,563	$6,148
Weighted-average number of common shares outstanding (in thousands)	699,361	719,514	703,487	724,820
Dilutive impact of stock options (1)
Stock options potentially exercisable	5,252	5,597	5,423	5,912
Common shares potentially repurchased	(2,932)	(4,318)	(3,526)	(4,751)
Weighted-average number of diluted common shares outstanding (in thousands)	701,681	720,793	705,384	725,981
Diluted earnings per common share (Canadian $)	$2.38	$3.14	$9.30	$8.47
(1)The dilutive effect of stock options was calculated using the treasury stock method. In computing diluted earnings per share, we excluded average stock options outstanding of nil and 422,800 with a weighted-average exercise price of $nil and $199.52 for the three and nine months ended July 31, 2026, respectively (716,633 and 635,554 with a weighted-average exercise price of $149.35 and $150.96 for the three and nine months ended July 31, 2025, respectively), as the average share price for the periods did not exceed the exercise price.